Net Loss per Share - Schedule of Basic and Diluted Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended		15 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net loss	$ (6,482)	$ (5,690)	$ (4,998)	$ (5,960)	$ (3,947)	$ (6,270)	$ (17,170)	$ (16,177)	$ (20,795)	$ (29,922)	$ (20,795)	$ (29,922)
Less: Cumulative preferred dividends	(1,265)			(1,380)			(3,755)	(4,110)	(5,521)	(1,349)	(5,521)	(1,349)
Net loss attributable to common stockholders, basic	(7,747)			(7,340)			(20,925)	(20,287)	(27,973)	(31,271)	(27,973)	(31,271)
Net loss attributable to common stockholders, diluted	$ (7,747)			$ (7,340)			$ (20,925)	$ (20,287)	$ (27,973)	$ (31,271)	$ (27,973)	$ (31,271)
Denominator:
Weighted-average Common Stock outstanding, basic (in Shares)	21,851,606			18,616,362			21,522,618	18,605,482	18,790,448	12,295,391	18,790,448	12,295,391
Weighted-average Common Stock outstanding, diluted (in Shares)	21,851,606			18,616,362			21,522,618	18,605,482	18,790,448	12,295,391	18,790,448	12,295,391
Net loss per share attributable to common stockholders, basic (in Dollars per share)	$ (0.35)			$ (0.39)			$ (0.97)	$ (1.09)	$ (1.49)	$ (2.54)	$ (1.49)	$ (2.54)
Net loss per share attributable to common stockholders, diluted (in Dollars per share)	$ (0.35)			$ (0.39)			$ (0.97)	$ (1.09)	$ (1.49)	$ (2.54)	$ (1.49)	$ (2.54)